Other Current Assets- Schedule of Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other	$ 28	$ 29
Accrued interest receivable	9	4
Current derivative assets designated as hedging instruments	2	2
VAT receivables related to disposition of Los Filos		13
Total	$ 39	$ 48